SUPPLEMENT DATED FEBRUARY 27, 2015

 FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2014

In the “Shareholder Information” section, under the heading “How and when do the Funds price their shares?”, the last sentence in the first paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

LSP20215

SUPPLEMENT DATED FEBRUARY 27, 2015

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

In Part II, in the “Determination of Net Asset Value” section under the heading “All Funds Except the Life Series Cash Management Fund.”, the last sentence of the first paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

LSSAI20215